Significant accounting policies - New Accounting Standards Issued But Not Yet Effective (Details) $ in Millions	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Significant accounting policies
Number of equity investments accounted for at cost | item	1	1
Carrying value | $	$ 4.1	$ 3.8
Number of loan receivable carried at amortized cost | item	1
Loan receivable at amortized cost | $	$ 30.1